Long Term Debt - Unsecured Bond Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Debt outstanding			$ 360,277,000			$ 422,578,000
Interest costs incurred		$ 17,651,000	14,776,000	$ 21,417,000
Interest costs capitalized		$ 513,000	$ 57,000	$ 184,000
Unsecured Euro bond, 100 million
Debt Instrument [Line Items]
Debt Instrument, nominal amount, prepayment | €	€ 10,000,000
Debt outstanding						106,985,000
Fair value of debt outstanding					€ 96,000,000,000	$ 102,706,000
Unsecured Euro bond, 100 million | Maximum
Debt Instrument [Line Items]
Debt instrument, early redemption, premium payment percentage	1.50%
Unsecured Euro bond, 100 million | Minimum
Debt Instrument [Line Items]
Debt instrument, early redemption, premium payment percentage	0.50%
Nominal amount of the bonds after the early redemption | €	€ 50,000,000
Unsecured Euro bond, 100 million | Safe Bulker Participations
Debt Instrument [Line Items]
Debt instrument, face amount | €					€ 100,000,000
Debt instrument, coupon	2.95%
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant					85.00%	85.00%
All Debt Instruments
Debt Instrument [Line Items]
Net worth covenant						$ 150,000,000
Minimum EBITDA to interest expense					2.0	2.0
Weighted average interest rate			2.642%	3.382%	3.255%	3.255%
All Debt Instruments | Maximum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership					35.00%	35.00%
All Debt Instruments | Minimum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership					30.00%	30.00%